Intangible assets (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Amortization of Intangible Assets	$ 1,806	$ 4,042	$ 3,264
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		3,773
Finite-Lived Intangible Assets, Amortization Expense, Year Two		3,773
Finite-Lived Intangible Assets, Amortization Expense, Year Three		3,773
Finite-Lived Intangible Assets, Amortization Expense, Year Four		3,773
Finite-Lived Intangible Assets, Amortization Expense, after Year Five		3,773
Impairment of Intangible Assets, Finite-lived	0	1,721	0
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Impairment of Intangible Assets, Finite-lived		$ 1,721